Basis of presentation and going concern (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Basis of presentation and going concern
Working capital deficit	$ 28.7
Cash and cash equivalents	20.0
Net loss	48.9
Total gross proceeds	35.1
Increase in cost of sales	5.0
Interest and financing expense	7.4
Loss on metals contract liability	$ 10.1